Revenues and Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Beginning Balance	$ 1,327	$ 1,327	$ 453	$ 453	$ 573
Bad Debt Expense	$ (6,300)	6,445	$ 590	1,246
Charged to Allowance		(294)		(556)	(624)
Other		1,038		184	504
Ending Balance		$ 8,516		$ 1,327	$ 453